Organization - Schedule of VIEs (Detail) (Consolidated VIEs [Member])	12 Months Ended
Dec. 31, 2014
Beijing Autohome Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 28, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 08, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 12, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 31, 2011
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	May 08, 2012
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Principal activities	Provision of online advertising services